Other non-current assets	12 Months Ended
Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
Other non-current assets

Other non-current assets consist of the following:

(In US$ millions)	December 31, 2014	December 31, 2013
Deferred charges	103	114
Deferred tax effect of internal transfer of assets	102	131
Deferred mobilization costs	47	65
Deferred consideration (1)	154	142
Accrued revenue	—	155
Other	8	5
Total other non-current assets	414	612

(1) The Deferred consideration is related to the sale of the tender rig business. See Note 11 to the consolidated financial statements included herein.

Deferred charges represent debt arrangement fees that are capitalized and amortized into interest expense over the life of the debt instrument.

(In US$ millions)	December 31, 2014	December 31, 2013
Debt arrangement fees	385	338
Accumulated amortization	(240)	(186)
Total book value	145	152
Less: Short-term amount	(42)	(38)
Long-term amount	103	114

Amortization for the period	54	43